Fair Value Measurements (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	$ 1,050,565,943	$ 935,968,024
Fair Value | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	2,388,785	2,228,550
Fair Value | Hasbro, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	15,889,550	11,572,587
Fair Value | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	55,147,288	56,228,824
Fair Value | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	977,140,320	865,938,063
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	1,050,565,943	935,968,024
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	2,388,785	2,228,550
Quoted Prices in Active Markets for Identical Assets (Level 1) | Hasbro, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	15,889,550	11,572,587
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	55,147,288	56,228,824
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	977,140,320	865,938,063
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Other Observable Inputs (Level 2) | Hasbro, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Other Observable Inputs (Level 2) | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Unobservable Inputs (Level 3) | Hasbro, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	0	0
Significant Unobservable Inputs (Level 3) | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Cash, cash equivalents and Investments	$ 0	$ 0